LONG TERM EQUIPMENT PURCHASE PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
LONG TERM EQUIPMENT PURCHASE PAYABLE

NOTE 6 – LONG TERM EQUIPMENT PURCHASE PAYABLE

Outstanding long term equipment purchase payable is comprised of the following

Final Year		Interest	September 30,	December 31,
of Maturity	Classification	Rate	2019	2018

2019	Current	0.00%	$516,054	$178,482
2020	Long term	0.00%	86,009	—
			$602,063	$178,482

NOTE 6 – LONG TERM EQUIPMENT PURCHASE PAYABLE

Outstanding long term equipment purchase payable is comprised of the following:

Final Year		Interest	December 31,	December 31,
of Maturity	Classification	Rate	2018	2017

	Current	0.00%	$178,482	$493,597
2019	Long term	0.00%	—	184,294
			$178,482	$677,891